Shareholders' Equity - Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Beginning Balance	4,609,101	1,361,842
Warrants issued		3,259,759
Warrants exercised		(12,500)
Ending Balance	4,609,101	4,609,101
2019 Investor Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 3.00
Beginning Balance	1,184,213	1,184,213
Ending Balance	1,184,213	1,184,213
2019 Placement Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 2.85
Beginning Balance	177,629	177,629
Ending Balance	177,629	177,629
2020 Investor Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 2.20
Beginning Balance	2,797,636
Warrants issued		2,810,136
Warrants exercised		(12,500)
Ending Balance	2,797,636	2,797,636
2020 Placement Warrants
Class of Warrant or Right [Line Items]
Exercise Price	$ 2.55
Beginning Balance	449,623
Warrants issued		449,623
Ending Balance	449,623	449,623